Business Segment Data - Technology Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 456	$ 764	$ 1,117
Interest income	198	333	143
Cost of sales	3,752	777	0
General and administrative	29,652	26,608	17,589
Research and development	5,340	5,978	4,001
Sales and marketing	2,009	4,178	3,205
Interest expense	1,330	1,633	1,367
Income tax expense (benefit)	(3,282)	432	0
Other	57	64	0
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	(61,754)	(16,436)	(30,845)
Technology Segment
Segment Reporting Information [Line Items]
Revenue	233	95	0
Interest income	0	7	14
Cost of sales	3,752	777	0
Employee costs	3,933	8,076	6,849
Facilities, equipment & supplies	121	581	499
General and administrative	751	398	296
Outside services	390	842	844
Research and development	3,224	2,711	1,443
Sales and marketing	193	442	288
Depreciation expense	6	99	8
Interest expense	90	564	1,039
Income tax expense (benefit)	(3,637)	432	0
Other	168	1,832	(635)
Total Operating Expenses	8,991	16,754	10,631
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	$ (8,758)	$ (16,652)	$ (10,617)